OTHER FINANCE INCOME AND EXPENSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Other Financial Income And Cost [Abstract]
Interest income	$ 2,176	$ 4,858	$ 3,663
Foreign currency gains	0	1,985	0
Other finance income	2,176	6,843	3,663
Amortization and interest on convertible bonds	(9,685)	(7,699)	(4,876)
Fees and expenses on repayment and issuance convertible bonds	0	(1,151)	0
Interest leases	(1,034)	(1,038)	(1,088)
Foreign currency losses	(7,225)	0	(2,971)
Other finance expenses	(196)	(56)	(134)
Other finance expenses	(18,140)	(9,944)	(9,069)
Total other finance income and expenses	$ (15,964)	$ (3,101)	$ (5,406)